Transactions with Related Parties (Details) (Narrative5) (Vivid [Member])	0 Months Ended
Sep. 01, 2010
Vivid [Member]
Transactions with Related Parties
Commission in connection to financing related services	0.20%
Consultancy agreement terms in year	5
Days Required For Cancellation Written Notice For Agreement	30